ORGANIZATION	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION
NOTE 1 - ORGANIZATION

Description of Business

ICTS International N.V. (“ICTS”) was registered at the Department of Justice in Amstelveen, Netherlands on October 9, 1992. ICTS and subsidiaries (collectively referred to as “ICTS” or the “Company”) operate in three reportable segments: (a) airport security (b) other aviation related services and (c) authentication technology. The Company also incurs general corporate expenses and costs which are not allocated to the reportable business segments but have been included in the “unallocated corporate” component which does not generate revenue and contains primarily non-operational expenses. The Corporate segment does not generate revenue and contains primarily non-operational expenses. The Airport Security segment provides security services primarily to airport authorities and airlines, predominantly in Europe. The Other Aviation Services segment provides services primarily to airlines and airport authorities in the United States of America. The Authentication Technology segment provides authentication services to financial and other companies, predominantly in the United States of America.